COMMITMENTS AND CONTINGENCIES (Details 1) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Oct. 01, 2020
2021	$ 2,523,086	$ 2,790,694
2022	1,910,485	1,545,075
2023	1,370,092	1,002,903
2024	1,044,693	668,474
2025	703,343	354,398
Thereafter	209,872	93,242
Total operating lease liabilities	7,761,571	6,454,785	$ 9,798
Amount representing interest	(925,152)	(899,111)
Total net present value	(6,836,419)	(5,555,674)
Finance Lease
2021	864,025	864,025
2022	44,836	10,780
2023	0	0
2024	0	0
2025	0	0
Thereafter	0	0
Total operating lease liabilities	908,861	874,805
Amount representing interest	(40,274)	(35,233)
Total net present value	$ (868,587)	$ (839,572)